Note 11 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	As of:
	March 31, 2025	March 31, 2024
Carrying value	$369,878	$604,786
Estimated fair value	$364,276	$599,408